SHARE-BASED PAYMENTS - Options granted to employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 20, 2017 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) shares
SHARE-BASED PAYMENTS
Share-based compensation costs recognized		$ 15,869	¥ 109,107		¥ 298,963
Cost of revenue
SHARE-BASED PAYMENTS
Share-based compensation costs recognized		291	2,003		6,799
Selling expense
SHARE-BASED PAYMENTS
Share-based compensation costs recognized		874	6,007		14,244
General and administrative expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized		13,378	91,982		251,312
Research and development expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized		$ 1,326	¥ 9,115		¥ 26,608
Options granted to employees | Cost of revenue
SHARE-BASED PAYMENTS
Share-based compensation costs recognized | ¥	¥ 6,017
Options granted to employees | Selling expense
SHARE-BASED PAYMENTS
Share-based compensation costs recognized | ¥	13,172
Options granted to employees | General and administrative expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized | ¥	119,654
Options granted to employees | Research and development expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized | ¥	¥ 24,268
Options granted to employees | 2008 Plan
Number of options
Number of options, Beginning of the year (in shares) | shares		17,415,500	17,415,500
Number of options, Granted (in shares) | shares		5,500	5,500
Number of options, Exercised (in shares) | shares		(12,624,363)	(12,624,363)
Number of options, Forfeited/Expired (in shares) | shares		(502,381)	(502,381)
Number of options, End of the year (in shares) | shares		4,294,256	4,294,256		17,415,500
Vested and expected to vest, End of the year (in shares) | shares		4,294,256						4,294,256
Exercisable, End of the year (in shares) | shares		2,108,210						2,108,210
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)		$ 0.70
Weighted-average exercise price, Granted (in dollars per share)		0.75
Weighted-average exercise price, Exercised (in dollars per share)		0.68
Weighted-average exercise price, Forfeited/Expired (in dollars per share)		0.75
Weighted-average exercise price, End of the year (in dollars per share)		0.75		$ 0.70
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)		0.75
Weighted-average exercise price, Exercisable at end of the year (in dollars per share)		0.75
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)		2.73
Weighted-average grant-date fair value, Granted (in dollars per share)		9.55		8.63		$ 5.22
Weighted-average grant-date fair value, Exercised (in dollars per share)		1.22
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share)		7.46
Weighted-average grant-date fair value, End of the year (in dollars per share)		6.65		$ 2.73
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)		6.65
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share)		$ 5.63
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)		12 years 11 months 12 days	12 years 11 months 12 days		11 years 26 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)		12 years 11 months 12 days	12 years 11 months 12 days
Weighted-average remaining contractual term, Exercisable at end of the year (in years)		12 years 7 months 6 days	12 years 7 months 6 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $		$ 14,430		$ 144,235
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $		14,430
Aggregate intrinsic Value, Exercisable at end of the year | $		7,085
Intrinsic value of options exercised		$ 115,220	¥ 792,192		¥ 51,771
Number of options, Exercised (in shares) | shares		12,624,363	12,624,363
Weighted average grant-date fair value of equity awards granted		$ 9.55		$ 8.63		$ 5.22
Total fair value of the equity awards vested		$ 14,830	¥ 101,966		¥ 87,812		¥ 0
Options granted to employees | 2017 Plan
Number of options
Number of options, Beginning of the year (in shares) | shares		40,000	40,000
Number of options, Exercised (in shares) | shares		0	0
Number of options, Forfeited/Expired (in shares) | shares		(40,000)	(40,000)
Number of options, End of the year (in shares) | shares					40,000
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)		$ 11.08
Weighted-average exercise price, Forfeited/Expired (in dollars per share)		11.08
Weighted-average exercise price, End of the year (in dollars per share)				11.08
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)		5.08
Weighted-average grant-date fair value, Granted (in dollars per share)		0.00		5.08
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share)		$ 5.08
Weighted-average grant-date fair value, End of the year (in dollars per share)				5.08
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)					9 years 9 months 29 days
Aggregate intrinsic Value
Intrinsic value of options exercised | ¥			¥ 0
Number of options, Exercised (in shares) | shares		0	0
Weighted average grant-date fair value of equity awards granted		$ 0.00		$ 5.08
Total fair value of the equity awards vested | ¥			¥ 0		¥ 0
Unrecognized compensation cost | ¥								¥ 0